UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Oak Hill REIT Management LLC
Address: 4400 MacArthur Blvd. Suite 740

         Newport Beach, CA  92660

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Herold
Title:     Vice President
Phone:     949-975-0500

Signature, Place, and Date of Signing:

     /s/ John Herold     Newport Beach, CA/USA     February 14, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     24

Form13F Information Table Value Total:     $115,056 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMB PROPERTY CORP              COM              00163T109     9413   160600 SH       SOLE                   160600        0        0
ARCHSTONE SMITH TR             COM              039583109     2422    41600 SH       SOLE                    41600        0        0
AVALONBAY CMNTYS INC           COM              053484101     2007    15430 SH       SOLE                    15430        0        0
BOSTON PROPERTIES INC          COM              101121101     8492    75900 SH       SOLE                    75900        0        0
BRE PROPERTIES INC             CL A             05564E106     2276    35000 SH       SOLE                    35000        0        0
CAMDEN PPTY TR                 SH BEN INT       133131102     5465    74000 SH       SOLE                    74000        0        0
CRESCENT REAL ESTATE EQUITIE   COM              225756105     1177    59600 SH       SOLE                    59600        0        0
DEVELOPERS DIVERSIFIED RLTY    COM              251591103     1838    29200 SH       SOLE                    29200        0        0
EQUITY RESIDENTIAL             SH BEN INT       29476L107     8526   168000 SH       SOLE                   168000        0        0
HIGHWOODS PPTYS INC            COM              431284108     1113    27300 SH       SOLE                    27300        0        0
HOST HOTELS & RESORTS INC      COM              44107P104     2561   104300 SH       SOLE                   104300        0        0
KILROY RLTY CORP               COM              49427F108      897    11500 SH       SOLE                    11500        0        0
MACERICH CO                    COM              554382101     7532    87000 SH       SOLE                    87000        0        0
MAGUIRE PPTYS INC              COM              559775101     2448    61200 SH       SOLE                    61200        0        0
NATIONWIDE HEALTH PPTYS INC    COM              638620104     1817    60123 SH       SOLE                    60123        0        0
PENNSYLVANIA RL ESTATE INVT    SH BEN INT       709102107     3804    96600 SH       SOLE                    96600        0        0
POST PPTYS INC                 COM              737464107     5827   127500 SH       SOLE                   127500        0        0
SIMON PPTY GROUP INC NEW       COM              828806109     3646    36000 SH       SOLE                    36000        0        0
SL GREEN RLTY CORP             COM              78440X101     2005    15100 SH       SOLE                    15100        0        0
SPDR TR                        UNIT SER 1       78462F103    26341   186000 SH       SOLE                   186000        0        0
STARWOOD HOTELS&RESORTS WRLD   COM              85590A401     2200    35200 SH       SOLE                    35200        0        0
TAUBMAN CTRS INC               COM              876664103     2191    43081 SH       SOLE                    43081        0        0
VORNADO RLTY TR                SH BEN INT       929042109     9258    76200 SH       SOLE                    76200        0        0
WASHINGTON REAL ESTATE INVT    SH BEN INT       939653101     1800    45000 SH       SOLE                    45000        0        0